S000048334 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	116 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.58%
Performance Inception Date			Apr. 27, 2015
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	33.36%	18.96%	16.65%
Performance Inception Date			Apr. 27, 2015
Bridge Builder Large Cap Growth Fund
Prospectus [Line Items]
Average Annual Return, Percent	21.40%	14.31%	13.45%
Performance Inception Date			Apr. 27, 2015
Bridge Builder Large Cap Growth Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	19.49%	13.09%	12.56%
Performance Inception Date			Apr. 27, 2015
Bridge Builder Large Cap Growth Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	14.07%	11.21%	11.00%
Performance Inception Date			Apr. 27, 2015